Taxes (Details 1) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Taxes
Net income before income taxes	$ 14,068	$ 6,411	$ 23,393	$ 15,517
Nominal income taxes computed based on Brazilian statutory corporate tax rates (34%)	(4,783)	(2,179)	(7,953)	(5,275)
Adjustments to arrive at the effective tax rate:
Tax benefits from the deduction of interest on capital distributions	1,162	465	1,162	465
Different jurisdictional tax rates for companies abroad	421	229	766	464
Brazilian income taxes on income of companies incorporated outside Brazil (1)	(243)	(41)	(416)	(111)
Tax incentives	57	66	107	95
Effects of the global minimum tax	(23)	(56)	(56)	(109)
Internal transfer prices adjustments for operations between related parties abroad	(119)	(86)	(119)	(165)
Tax loss carryforwards (unrecognized tax losses)	(13)		(26)	1
Non-taxable income (non-deductible expenses), net	46	10	47	5
Post-employment benefits (2)	(158)	(94)	(317)	(208)
Results of equity-accounted investments	12	15	18	43
Non-incidence of income taxes on indexation (Selic interest rate) of undue paid taxes	25	17	48	30
Others	14		(2)
Income taxes	(3,630)	(1,654)	(6,737)	(4,765)
Deferred income taxes	(1,054)	(1,126)	(1,758)	(2,341)
Current income taxes	$ (2,576)	$ (528)	$ (4,979)	$ (2,424)
Effective tax rate of income taxes	25.80%	25.80%	28.80%	30.70%